Share-based awards- Expense by function (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based awards
Share-based compensation expense	¥ 32,409	¥ 15,260
Cost of revenue
Share-based awards
Share-based compensation expense	7,331	3,780
Product development expenses
Share-based awards
Share-based compensation expense	13,667	6,526
Sales and marketing expenses
Share-based awards
Share-based compensation expense	3,237	1,852
General and administrative expenses
Share-based awards
Share-based compensation expense	¥ 8,174	¥ 3,102